ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2023
ACCUMULATED OTHER COMPREHENSIVE INCOME.
ACCUMULATED OTHER COMPREHENSIVE INCOME

27.ACCUMULATED OTHER COMPREHENSIVE INCOME

RMB
Balance as of January 1, 2021	151,677
Foreign currency translation adjustments, net of tax of nil	(44,298)
Balance as of December 31, 2021	107,379
Foreign currency translation adjustments, net of tax of nil	17,085
Balance as of December 31, 2022	124,464
Foreign currency translation adjustments, net of tax of nil	(5,295)
Balance as of December 31, 2023	119,169
Balance as of December 31, 2023 (US$)	16,785

There have been no reclassifications out of accumulated other comprehensive income to net loss for all the periods presented.